Other income/(loss), net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Recovery of investor relationship fees	2,065	1,895	528	85
Exchange gains/(loss)	(249)	176	179	29
Gain/(loss) on disposal of property, plant and equipment	371	(2,226)	(268)	(43)
Withholding business tax	(1,082)	(874)	-	-
Loss on deconsolidation of Clinical Centers (Note 16)	-	-	(7,645)	(1,228)
Recovery of expenditures in the Clinical Centers (Note 16)	-	-	5,692	910
Consulting service income (Note 16)	-	-	938	151
Others	201	178	(418)	(67)

Total other income/(loss), net	1,306	(851)	(994)	(160)